Commitment and Contingencies	6 Months Ended
Oct. 13, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12 – Commitments and Contingencies
The Company is subject to certain legal proceedings and claims that arise in the ordinary course of business, including claims alleging violations of federal and state law regarding workplace and employment matters, discrimination, slip-and-fall and other customer-related incidents, and similar matters. While it is not feasible to predict the outcome of all proceedings and exposures with certainty, management believes that, except as set forth below, their ultimate disposition should not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.
On November 6, 2023, Riveron Consulting, LLC filed a lawsuit against the Company in the District Court of the 95th Judicial District of Dallas County, Texas for breach of contract and failure to receive compensation for services rendered. The complaint seeks monetary relief for services rendered and attorneys’ fees. As of October 13, 2024 and April 28, 2024, the Company has accrued a liability of $464 within accounts payable in the condensed consolidated balance sheets as this amount represents the probable and reasonably estimable cost to resolve this matter.
Commitments and Contingencies
The Company is subject to certain legal proceedings and claims that arise in the ordinary course of business, including claims alleging violations of federal and state law regarding workplace and employment matters, discrimination, slip-and-fall and other customer-related incidents, and similar matters. While it is not feasible to predict the outcome of all proceedings and exposures with certainty, management believes that, except as set forth below, their ultimate disposition should not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.
On November 6, 2023, Riveron Consulting, LLC filed a lawsuit against the Company in the District Court of the 95th Judicial District of Dallas County, Texas for breach of contract and failure to receive compensation for services rendered. The complaint seeks monetary relief for services rendered and attorneys’ fees. The Company has accrued a liability of $464 within accounts payable in the consolidated balance sheets as this amount represents the probable and reasonably estimable cost to resolve this matter.